20. Provisions for legal proceedings (Details 2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions Forlegal Proceedings Abstract
Tax	$ 5,154	$ 5,926
Labor	831	1,056
Civil	1,095	1,082
Environmental	113	160
Others	88	12
Total	$ 7,281	$ 8,236	$ 6,711